STOCK OPTIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan, maximum percentage of shares	10.00%
Share-based compensation expense	$ 982,655	$ 81,002
Weighted average fair value of stock options granted	$ 5.11	$ 0.42
Weighted average fair value of stock options exercised	$ 9.61	$ 1.84